Goodwill (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Racing Operations	Dec. 31, 2010 Racing Operations	Dec. 31, 2012 Gaming Operations	Dec. 31, 2011 Gaming Operations	Dec. 31, 2011 Online Operations	Dec. 31, 2012 Online Operations	Dec. 31, 2012 Other Investments	Dec. 31, 2010 Other Investments	Dec. 31, 2012 Riverwalk	Oct. 23, 2012 Riverwalk	Oct. 23, 2012 Riverwalk Gaming Operations	Dec. 31, 2012 Bluff	Dec. 31, 2011 Harlows Casino
Goodwill [Roll Forward]
Balance, beginning of period	$ 213,712,000	$ 214,528,000	$ 50,400,000	$ 50,400,000	$ 34,689,000	$ 35,082,000	$ 127,787,000	$ 127,364,000	$ 1,259,000	$ 1,259,000	$ 32,800,000	$ 32,768,000	$ 32,800,000	$ 3,900,000
Reclassifications			1,259,000						(1,259,000)
Additions	36,702,000	(816,000)			32,768,000	(393,000)	(423,000)		3,934,000
Balance, end of period	250,414,000	213,712,000	51,659,000	50,400,000	67,457,000	34,689,000	127,364,000	127,364,000	3,934,000	1,259,000	32,800,000	32,768,000	32,800,000	3,900,000
Goodwill reduction															$ 800,000